Cash and cash equivalents (Details) - RUB (₽) ₽ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents.
Bank balances	₽ 2,388,222	₽ 2,012,424
Call deposits	37,313	75,931
Petty cash	387	860
Total cash and cash equivalents	₽ 2,425,922	₽ 2,089,215	₽ 2,773,513	₽ 2,861,110